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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21043

                      Pioneer High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
Pioneer High
                     Income  Trust
                                       NQ      | June 30, 2012

Ticker Symbols:  PHT

Schedule of Investments | 6/30/2012 (unaudited) (Consolidated)

Principal Amount USD ($)	S&P/Moody's Rating		Value

		ASSET BACKED SECURITIES - 1.2% of Net Assets

		BANKS - 0.6%
		Thrifts & Mortgage Finance - 0.6%
531,442(a)	AA+/Baa3	ACE Securities Corp., Series 2004-HE4, Class M1, 1.145%, 12/25/34	$ 405,618
221,181(a)	CCC/Caa3	Amortizing Residential Collateral Trust, Series 2002-BC1, Class M1, 1.52%, 1/25/32	97,322
280,000(a)	CCC/B2	Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A3, 0.695%, 1/25/47	100,617
125,000	BB/NR	CarNow Auto Receivables Trust, Series 2012-1A, Class D, 6.9%, 11/15/16 (144A)	124,996
434,340(a)	CCC/Caa1	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class A3A, 0.305%, 7/25/45	282,508
152,037(a)	AAA/Caa2	FBR Securitization Trust, Series 2005-4, Class AV24, 0.945%, 10/25/35	83,071
815,479(a)	CCC/B2	Home Equity Asset Trust, Series 2006-8, Class 2A2, 0.355%, 3/25/37	752,279
250,000(b)	CCC/B3	Security National Mortgage Loan Trust, Series 2007-1A, Class 1A3, 6.55%, 4/25/37 (144A)	220,066
		Total Banks	$ 2,066,477

		TRANSPORTATION - 0.6%
		Airlines - 0.6%
1,571,466(a)	B-/Caa1	Aircraft Finance Trust, Series 1999-1A, Class A1, 0.722%, 5/15/24 (144A)	$ 722,874
6,920(a)	B-/Ba3	Aircraft Finance Trust, Series 1999-1A, Class A2, 0.742%, 5/15/24 (144A)	6,436
840,218(a)	B-/Caa2	Aviation Capital Group Trust, Series 2000-1A, Class A1, 0.722%, 11/15/25 (144A)	403,304
1,803,706(a)	CCC+/Caa2	Lease Investment Flight Trust, Series 1, Class A1, 0.632%, 7/15/31	1,167,900
		Total Transportation	$ 2,300,514

		TOTAL ASSET BACKED SECURITIES
		(Cost $4,239,180)	$ 4,366,991

		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5% of Net Assets

		BANKS - 0.4%
		Thrifts & Mortgage Finance - 0.4%
1,504,000(a)	CCC/Caa2	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, 0.445%, 2/25/37	$ 894,803
80,924(a)	CCC/B1	JPMorgan Mortgage Trust, Series 2005-A8, Class 2A1, 2.563%, 11/25/35	80,204
336,631(a)	CCC/NR	WaMu Mortgage Pass Through Certificates, Series 2006-AR16, Class 3A1, 5.065%, 12/25/36	268,699
		Total Banks	$ 1,243,706

Principal Amount USD ($)	S&P/Moody's Rating		Value

DIVERSIFIED FINANCIALS - 0.1%
Investment Banking & Brokerage - 0.1%
500,000(b)	BBB-/NR	Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class D, 6.94%, 2/15/35 (144A)	$ 494,738

		Total Diversified Financials	$ 494,738

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $2,139,941)	$ 1,738,444

SENIOR SECURED FLOATING RATE LOAN INTERESTS - 6.7% of Net Assets *

AUTOMOBILES & COMPONENTS - 0.5%
Auto Parts & Equipment - 0.5%
1,866,375	B+/B1	Metaldyne LLC, Term Loan, 5.25%, 5/18/17	$ 1,852,377

		Total Automobiles & Components	$ 1,852,377

CAPITAL GOODS - 0.8%
Aerospace & Defense - 0.8%
3,088,099	B+/B3	API Technologies Corp., Term Loan, 8.75%, 6/27/16	$ 3,088,099

		Total Capital Goods	$ 3,088,099

DIVERSIFIED FINANCIALS - 0.4%
Other Diversified Financial Services - 0.4%
443,368	B-/B2	BNY ConvergEX Group LLC, Second Lien (EZE) Term Loan, 8.75%, 12/18/17	$ 418,982
1,056,633	B-/B2	BNY ConvergEX Group LLC, Second Lien (TOP) Term Loan, 8.75%, 12/18/17	998,518
126,444	NR/NR	Long Haul Holdings, Ltd., Facility Term Loan A, 0.0%, 1/12/13	111,270
100,918	NR/NR	PT Bakrie & Brothers Tbk, Facility Term Loan B, 0.0%, 1/12/13	88,808
		Total Diversified Financials	$ 1,617,578

ENERGY - 0.8%
Coal & Consumable Fuels - 0.2%
750,000	NR/NR	PT Bumi Resources Tbk, Term Loan, 11.241%, 8/7/13	$ 750,000
Oil & Gas Equipment & Services - 0.2%
670,072	NR/NR	Aquilex Holdings LLC, Term Loan, 8.75%, 4/1/16	$ 666,721
Oil & Gas Exploration & Production - 0.4%
1,540,000	BB-/NR	Chesapeake Energy Corp., Term Loan, 8.5%, 12/2/17	$ 1,528,450
		Total Energy	$ 2,945,171

FOOD, BEVERAGE & TOBACCO - 0.4%
Packaged Foods & Meats - 0.4%
1,300,000	BB-/B2	Pierre Foods, Inc., Second Lien Term Loan, 11.25%, 9/29/17	$ 1,305,688

		Total Food, Beverage & Tobacco	$ 1,305,688

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
Health Care Services - 0.2%
777,828	B/B2	National Specialty Hospitals, Inc., Initial Term Loan, 8.25%, 2/3/17	$ 758,382

Principal Amount USD ($)	S&P/Moody's Rating		Value

Health Care Technology - 0.3%
1,295,000	CCC/Caa3	Medical Card System, Inc., Term Loan, 12.0%, 9/17/15	$ 1,068,375
		Total Health Care Equipment & Services	$ 1,826,757

INSURANCE - 1.1%
Insurance Brokers - 1.1%
4,175,000	CCC+/B3	AmWINS Group, Inc., Second Lien, Term Loan, 8.0%, 12/6/19	$ 4,122,813

		Total Insurance	$ 4,122,813

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
Biotechnology - 0.5%
1,580,000	B/Caa1	Alkermes, Inc., Second Lien Term Loan, 9.5%, 9/16/18	$ 1,619,500

		Total Pharmaceuticals, Biotechnology & Life Sciences	$ 1,619,500

RETAILING - 0.4%
Computer & Electronics Retail - 0.4%
1,485,000	B/B2	Targus Group International, Inc., Term Loan, 11.0%, 5/24/16	$ 1,481,287

		Total Retailing	$ 1,481,287

SOFTWARE & SERVICES - 1.1%
Application Software - 1.1%
1,700,000	B+/B1	Applied Systems, Inc., Second Lien Term Loan, 9.25%, 6/8/17	$ 1,700,000
2,500,000	CCC+/Caa1	Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17	2,487,500
		Total Software & Services	$ 4,187,500

UTILITIES - 0.2%
Electric Utilities - 0.2%
1,316,443	CCC/B2	Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.741%, 10/10/17	$ 789,740

		Total Utilities	$ 789,740

TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $25,173,917)	$ 24,836,510

CORPORATE BONDS & NOTES - 110.1% of Net Assets

AUTOMOBILES & COMPONENTS - 4.3%
Auto Parts & Equipment - 2.5%
1,140,000	B/Caa1	International Automotive Components Group S.A., 9.125%, 6/1/18 (144A)	$ 1,040,250
4,535,000(c)	NR/NR	Lear Corp., 0.0%,	–
4,760,000	CCC/Caa1	Stanadyne Holdings, Inc., 10.0%, 8/15/14	4,159,050
1,500,000(d)	CCC-/Caa3	Stanadyne Holdings, Inc., 12.0%, 2/15/15	1,059,375
855,000	B+/B1	Tomkins LLC/Tomkins, Inc., 9.0%, 10/1/18	951,188
1,879,000	B+/B1	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 9/1/17 (144A)	1,991,740
$ 9,201,603
Automobile Manufacturers - 1.8%
6,000,000	B/B2	Chrysler Group LLC/CG Co-Issuer, Inc., 8.0%, 6/15/19	$ 6,165,000

Principal Amount USD ($)	S&P/Moody's Rating		Value

		Automobile Manufacturers (continued)
500,000	B/B2	Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	513,750
			$ 6,678,750
		Total Automobiles & Components	$ 15,880,353

		BANKS - 1.1%
		Diversified Banks - 0.3%
1,265,000(b)(e)	BB+/B1	ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523%, (144A)	$ 1,117,944

		Regional Banks - 0.8%
1,225,000(b)(e)	BBB/Baa3	PNC Financial Services Group, Inc., 8.25%,	$ 1,265,387
1,790,000(b)(e)	BBB+/Baa1	State Street Capital Trust III, 5.458%,	1,794,976
			$ 3,060,363
		Total Banks	$ 4,178,307

		CAPITAL GOODS - 9.2%
		Aerospace & Defense - 2.4%
3,300,000	B/B3	ADS Tactical, Inc., 11.0%, 4/1/18 (144A)	$ 3,366,000
1,465,000	BB/Ba2	BE Aerospace, Inc., 8.5%, 7/1/18	1,602,344
4,139,000	B-/B2	DynCorp International, Inc., 10.375%, 7/1/17	3,538,845
295,000	B/B1	GeoEye, Inc., 9.625%, 10/1/15	309,012
			$ 8,816,201
		Building Products - 0.8%
2,212,130	NR/NR	Industrias Unidas SA de C.V., 11.5%, 11/15/16	$ 1,592,734
2,375,000	CCC- /Caa3	New Enterprise Stone & Lime Co., Inc., 11.0%, 9/1/18	1,502,187
			$ 3,094,921
		Construction & Engineering - 0.4%
1,500,000	B+/Ba3	Abengoa Finance SAU, 8.875%, 11/1/17 (144A)	$ 1,327,500

		Construction & Farm Machinery & Heavy Trucks - 0.4%
570,000	B+/Caa1	American Railcar Industries, Inc., 7.5%, 3/1/14	$ 577,125
774,000	B+/B3	Manitowoc Co., Inc., 9.5%, 2/15/18	847,530
			$ 1,424,655
		Electrical Components & Equipment - 0.5%
2,000,000	B/B3	WireCo WorldGroup, Inc., 9.5%, 5/15/17	$ 2,020,000

		Industrial Conglomerates - 0.2%
605,000	B/B2	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	$ 605,000

		Industrial Machinery - 3.1%
3,180,000(f)	NR/WR	Indalex Holding Corp., 11.5%, 2/1/14	$ 15,900
1,080,000	B/Caa2	Liberty Tire Recycling, 11.0%, 10/1/16 (144A)	993,600
5,170,000	CCC+/Caa2	Mueller Water Products, Inc., 7.375%, 6/1/17	5,170,000
2,440,000	B+/NR	WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)	1,927,600
4,500,000	B/B3	Xerium Technologies, Inc., 8.875%, 6/15/18	3,543,750
			$ 11,650,850
		Trading Companies & Distributors - 1.4%
1,790,000	B-/B3	INCOMEX, Inc., 13.25%, 12/15/14	$ 1,790,000

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			Trading Companies & Distributors (continued)
	3,370,000	B/B1	WESCo Distribution, Inc., 7.5%, 10/15/17	3,445,825
				$ 5,235,825
			Total Capital Goods	$ 34,174,952

			COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
			Environmental & Facilities Services - 0.3%
	892,000	CCC+/B3	Brickman Group Holdings, Inc., 9.125%, 11/1/18 (144A)	$ 869,700
	315,000	BB-/B3	Casella Waste Systems, Inc., 11.0%, 7/15/14	333,506
			Total Commercial & Professional Services	$ 1,203,206

			CONSUMER DURABLES & APPAREL - 4.9%
			Homebuilding - 1.0%
	3,115,000	CCC/Caa3	Beazer Homes USA, Inc., 9.125%, 6/15/18	$ 2,748,988
	750,000	CCC/Caa3	Beazer Homes USA, Inc., 9.125%, 5/15/19	654,375
	400,000	NR/Ba3	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)	422,000
				$ 3,825,363
			Housewares & Specialties - 2.8%
	1,435,000	B/B2	Jarden Corp., 7.5%, 5/1/17	$ 1,607,200
	3,000,000	B-/Caa1	Reynolds Group Holdings, Ltd., 9.0%, 4/15/19 (144A)	2,992,500
	1,430,000	B-/Caa1	Reynolds Group Holdings, Ltd., 9.875%, 8/15/19 (144A)	1,483,625
	107,000	CCC+/B3	Yankee Candle Co., Inc., 8.5%, 2/15/15	109,140
	2,500,000	CCC+/B3	Yankee Candle Co., Inc., 9.75%, 2/15/17	2,593,750
	1,425,000(g)	CCC+/Caa1	YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2/15/16	1,449,937
				$ 10,236,152
			Leisure Products - 1.1%
EUR	800,000	CCC/Caa2	Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)	$ 739,198
	4,000,000	B /B2	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)	3,490,000
				$ 4,229,198
			Total Consumer Durables & Apparel	$ 18,290,713

			CONSUMER SERVICES - 5.1%
			Business Services - 0.7%
	1,750,000	B/B1	Sitel LLC / Sitel Finance Corp., 11.0%, 8/1/17 (144A)	$ 1,697,500
	1,100,000	B-/Caa2	Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18	783,750
				$ 2,481,250
			Casinos & Gaming - 1.1%
	1,650,000(f)	NR/WR	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (144A)	$ 585,750
	2,255,000	B/B3	Codere Finance Luxembourg S.A., 9.25%, 2/15/19 (144A)	1,589,775
	1,475,000	NR/NR	Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20 (144A)	1,342,250
	1,375,000(f)(h)	NR/WR	Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A)	110,000

Principal Amount USD ($)	S&P/Moody's Rating		Value

		Casinos & Gaming (continued)
740,000	CCC/Caa2	Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (144A)	566,100
			$ 4,193,875
		Education Services - 0.1%
555,000	CCC+/B2	Cambium Learning Group, Inc., 9.75%, 2/15/17	$ 507,825

		Hotels, Resorts & Cruise Lines - 0.4%
1,500,000	B-/B2	Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19	$ 1,548,750

		Restaurants - 1.9%
4,055,000(d)	CCC+/Caa1	Burger King Capital Holdings LLC, 0.0%, 4/15/19 (144A)	$ 3,188,244
1,400,000	B-/B3	Burger King Corp., 9.875%, 10/15/18	1,594,250
2,000,000	NR/Caa1	Wok Acquisition Corp., 10.25%, 6/30/20 (144A)	2,060,000
			$ 6,842,494
		Specialized Consumer Services - 0.9%
500,000	B/B2	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.625%, 3/15/18	$ 547,500
3,000,000	B-/B3	StoneMor Operating LLC, 10.25%, 12/1/17	2,932,500
			$ 3,480,000
		Total Consumer Services	$ 19,054,194

		DIVERSIFIED FINANCIALS - 1.8%
		Asset Management & Custody Banks - 0.3%
975,000	BBB-/Baa3	Janus Capital Group, Inc., 6.7%, 6/15/17	$ 1,045,856

		Investment Banking & Brokerage - 0.4%
2,325,000(b)	BB+/Ba2	Goldman Sachs Capital II, 4.0%, 6/1/43	$ 1,574,071

		Multi-Sector Holdings - 0.6%
2,200,000	B/B2	Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)	$ 2,222,000

		Other Diversified Financial Services - 0.1%
250,000(a)	BB/NR	East Lane Re V Ltd., 9.081%, 3/16/16 (144A)	$ 259,625

		Specialized Finance - 0.4%
500,000	BB+/Baa3	Capital One Capital V, 10.25%, 8/15/39	$ 510,000
450,000(a)	BB+/NR	Kibou, Ltd., 5.331%, 2/16/15 (144A)	454,635
695,000	B+/B2	National Money Mart Co., 10.375%, 12/15/16	766,238
			$ 1,730,873
		Total Diversified Financials	$ 6,832,425

		ENERGY - 14.6%
		Coal & Consumable Fuels - 2.5%
350,000	B-/B3	Arch Coal, Inc., 7.0%, 6/15/19	$ 295,750
1,350,000	BB/Ba3	Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)	1,407,375
3,890,000	B/Caa1	Foresight Energy LLC/ Foresight Energy Corp., 9.625%, 8/15/17 (144A)	3,894,863
2,125,000	B-/B2	James River Coal Co., 7.875%, 4/1/19	1,073,125
1,166,000	B/B3	Murray Energy Corp., 10.25%, 10/15/15 (144A)	1,023,165

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			Coal & Consumable Fuels (continued)
	1,550,000	B/B2	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20 (144A)	1,573,250
				$ 9,267,528
			Integrated Oil & Gas - 0.8%
	2,740,000	BB-/B1	Northern Tier Energy LLC/Northern Tier Finance Corp., 10.5%, 12/1/17	$ 2,931,800

			Oil & Gas Drilling - 1.9%
	2,000,000	NR/NR	Deep Drilling 1 Pte, Ltd., 12.0%, 12/21/15	$ 1,840,409
	500,000	B-/Caa1	Hercules Offshore, Inc., 10.5%, 10/15/17 (144A)	500,000
	1,700,000	CCC+/Caa2	Ocean Rig UDW, Inc., 9.5%, 4/27/16	1,640,500
	1,085,000	B-/B3	Offshore Group Investments, Ltd., 11.5%, 8/1/15	1,177,225
	1,900,000	B+/NR	Pioneer Drilling Co., 9.875%, 3/15/18	1,995,000
				$ 7,153,134
			Oil & Gas Equipment & Services - 2.4%
	4,073,000	B+/B1	American Petroleum Tankers Parent LLC/AP Tankers Co., 10.25%, 5/1/15	$ 4,246,102
	408,000(i)	NR/NR	DP Producer AS, 0.0%, 12/5/11	8,160
	1,847,000	B/B3	Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)	1,768,502
	1,260,000	B/Caa1	Forbes Energy Services, Ltd., 9.0%, 6/15/19	1,190,700
	650,000(j)	CCC/Caa2	Green Field Energy Services, Inc., 13.0%, 11/15/16 (144A)	559,000
	238,581(f)	NR/NR	Nexus 1 Pte., Ltd., 10.5%, 4/9/12 (144A)	239
NOK	3,000,000(a)	NR/NR	Transocean Drilling Norway AS, 9.34%, 2/24/16	531,433
NOK	3,500,000	NR/NR	Transocean Norway Drilling AS, 11.0%, 2/24/16	622,943
				$ 8,927,079
			Oil & Gas Exploration & Production - 4.6%
	775,000	B+/B1	Berry Petroleum Co., 10.25%, 6/1/14	$ 868,000
	500,000	B-/B3	Comstock Resources, Inc., 7.75%, 4/1/19	460,000
	1,830,000	B-/B3	Comstock Resources, Inc., 9.5%, 6/15/20	1,802,550
	390,000	BB/B1	Denbury Resources, Inc., 9.75%, 3/1/16	428,512
	1,475,000	NR/NR	Halcon Resources Corp., 9.75%, 7/15/20	1,455,029
	678,000	B /B2	Linn Energy LLC/Linn Energy Finance Corp., 11.75%, 5/15/17	759,360
	2,400,000	B+/NR	MIE Holdings Corp., 9.75%, 5/12/16 (144A)	2,322,000
NOK	2,000,000	NR/NR	Norwegian Energy Co., AS, 10.25%, 4/27/16	325,868
NOK	5,000,000	NR/NR	Norwegian Energy Co., AS, 12.9%, 11/20/14	799,088
	3,380,000	CCC/B3	Quicksilver Resources, Inc., 7.125%, 4/1/16	2,602,600
	2,200,000	B-/B3	Resolute Energy Corp., 8.5%, 5/1/20 (144A)	2,183,500
	1,497,000	BB-/Caa1	Rosetta Resources, Inc., 9.5%, 4/15/18	1,631,730

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			Oil & Gas Exploration & Production (continued)
	1,500,000	B/B1	Samson Investment Co., 9.75%, 2/15/20 (144A)	1,492,500
				$ 17,130,737
			Oil & Gas Refining & Marketing - 1.0%
	1,000,000	B+/B1	Coffeyville Resources LLC, 10.875%, 4/1/17 (144A)	$ 1,115,000
	2,215,000	BB+/Ba1	Tesoro Corp., 9.75%, 6/1/19	2,502,950
				$ 3,617,950
			Oil & Gas Storage & Transportation - 1.4%
	350,000(b)	BB+/Baa3	Enterprise Products Operating LLC, 8.375%, 8/1/66	$ 379,313
	3,450,000	B/B2	EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20 (144A)	3,575,062
	1,524,000(b)	BB/Ba1	Southern Union Co., 3.483%, 11/1/66	1,240,155
				$ 5,194,530
			Total Energy	$ 54,222,758

			FOOD, BEVERAGE & TOBACCO - 4.4%
			Agricultural Products - 1.6%
	5,622,000	B+/B3	Southern States Cooperative, Inc., 11.25%, 5/15/15 (144A)	$ 5,903,100

			Packaged Foods & Meats - 1.9%
	775,000	BB/B1	Bertin S.A. / Bertin Finance Ltd., 10.25%, 10/5/16 (144A)	$ 780,038
	1,500,000	B /B3	FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)	1,320,000
	500,000	B+/B1	Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)	443,000
	400,000	B+/B2	Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)	416,000
	4,000,000	B-/Caa1	Pilgrim's Pride Corp., 7.875%, 12/15/18	4,055,000
				$ 7,014,038
			Tobacco - 0.9%
	3,450,000	B/B3	Alliance One International, Inc., 10.0%, 7/15/16	$ 3,458,625

			Total Food, Beverage & Tobacco	$ 16,375,763

			HEALTH CARE EQUIPMENT & SERVICES - 8.9%
			Health Care Equipment & Services - 1.8%
	3,000,000	CCC+/Caa2	Accellent, Inc., 10.0%, 11/1/17	$ 2,520,000
	4,000,000	B+/B2	Physio-Control International, Inc., 9.875%, 1/15/19 (144A)	4,260,000
				$ 6,780,000
			Health Care Facilities - 1.2%
	535,000	B-/B3	HCA, Inc., 6.25%, 2/15/13	$ 547,038
	84,000	BB/B2	HCA, Inc., 9.875%, 2/15/17	91,140
	3,475,000	B-/B3	Kindred Healthcare, Inc., 8.25%, 6/1/19	3,223,062
	600,000	CCC+/(P)Caa1	United Surgical Partners International, Inc., 9.0%, 4/1/20 (144A)	636,000
	62,000(k)	CCC+/Caa1	Vanguard Health Systems, Inc., 0.0%, 2/1/16	41,230
				$ 4,538,470
			Health Care Services - 3.2%
	1,987,000	B-/Caa1	BioScrip, Inc., 10.25%, 10/1/15	$ 2,155,895
	2,527,000	CCC/Caa2	Gentiva Health Services, Inc., 11.5%, 9/1/18	2,198,490
–	3,925,000	CCC+/Caa1	Rural / Metro Corp., 10.125%, 7/15/19 (144A)	3,799,750

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			Health Care Services (continued)
	3,725,000	CCC+/Caa1	Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)	3,734,312
				$ 11,888,447
			Health Care Supplies - 2.4%
	1,000,000	B/Caa1	Bausch & Lomb, Inc., 9.875%, 11/1/15	$ 1,045,000
	4,085,000(g)	B-/B3	Biomet, Inc., 10.375%, 10/15/17	4,365,844
	3,000,000	B-/Caa1	Immucor, Inc., 11.125%, 8/15/19	3,285,000
				$ 8,695,844
			Health Care Technology - 0.3%
	900,000	CCC+/Caa1	Emdeon, Inc., 11.0%, 12/31/19 (144A)	$ 1,008,000

			Total Health Care Equipment & Services	$ 32,910,761

			HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
			Personal Products - 0.5%
	700,000	CCC+/Caa1	Monitronics International, Inc., 9.125%, 4/1/20 (144A)	$ 672,000
	1,050,000	B/B2	Revlon Consumer Products Corp., 9.75%, 11/15/15	1,123,500
			Total Household & Personal Products	$ 1,795,500

			INSURANCE - 9.6%
			Insurance Brokers - 4.1%
	3,305,000	CCC/Caa2	Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)	$ 3,428,938
	100,000	CCC+/Caa1	HUB International Holdings, Inc., 9.0%, 12/15/14 (144A)	101,375
	5,455,000	CCC+/Caa2	HUB International Holdings, Inc., 10.25%, 6/15/15 (144A)	5,557,281
GBP	1,625,000	NR/Caa1	Towergate Finance PLC, 10.5%, 2/15/19 (144A)	2,216,901
	2,286,000(a)	CCC/Caa1	USI Holdings Corp., 4.342%, 11/15/14 (144A)	2,120,265
	1,610,000	CCC/Caa2	USI Holdings Corp., 9.75%, 5/15/15 (144A)	1,616,037
				$ 15,040,797
			Multi-Line Insurance - 1.5%
	3,075,000(b)	BB/Baa3	Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)	$ 4,182,000
	1,100,000	BBB/Baa2	MetLife, Inc., 10.75%, 8/1/39	1,537,250
				$ 5,719,250
			Property & Casualty Insurance - 1.7%
	5,300,000	BBB-/Baa3	Allmerican Financial Corp., 7.625%, 10/15/25	$ 5,960,470
	265,000(b)(e)	BB+/Ba2	White Mountains Insurance Group, Ltd., 7.506%, (144A)	254,154
				$ 6,214,624
			Reinsurance - 2.3%
	250,000(a)	B-/NR	Blue Fin, Ltd., 14.081%, 5/28/13 (144A)	$ 251,350
	250,000(a)	NR/Ba3	Combine Re, Ltd., 10.081%, 1/7/15 (144A)	255,975
	250,000(a)	NR/NR	Combine Re, Ltd., 17.831%, 1/7/15 (144A)	255,500
	250,000(a)	BB-/NR	Compass Re, Ltd., 10.331%, 1/8/15 (144A)	250,425
	250,000(a)	B+/NR	Compass Re, Ltd., 11.331%, 1/8/15 (144A)	248,375
	350,000(a)	BB+/NR	Foundation Re III, Ltd., 5.081%, 2/25/15	344,295
	250,000(a)	BB-/NR	Ibis Re II, Ltd., 8.431%, 2/5/15 (144A)	245,700

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			Reinsurance (continued)
	400,000(a)	B-/NR	Ibis Re II, Ltd., 13.581%, 2/5/15 (144A)	399,320
	800,000(a)	BB/NR	Lodestone Re, Ltd., 7.331%, 1/8/14 (144A)	791,920
	700,000(b)	BB-/NR	Loma Reinsurance, Ltd., 9.967%, 12/21/12 (144A)	698,880
	300,000(a)	CCC+/NR	Montana Re, Ltd., 13.718%, 12/7/12 (144A)	286,740
	500,000(a)(f)	B/NR	Mystic Re, Ltd., 12.081%, 3/12/15 (144A)	504,250
	600,000(a)	NR/B2	Mythen, Ltd., 11.407%, 5/7/15 (144A)	620,040
	500,000(a)	BB-/NR	Queen Street II Capital, Ltd., 7.581%, 4/9/14 (144A)	491,000
	250,000(a)	B+/NR	Queen Street V Re, Ltd., 8.581%, 4/9/15 (144A)	248,150
	250,000(a)	NR/NR	Residential Reinsurance 2011, Ltd., 8.981%, 12/6/15 (144A)	235,750
	450,000(a)	B-/NR	Residential Reinsurance 2011, Ltd., 12.081%, 6/6/15 (144A)	432,675
	250,000(a)	NR/NR	Residential Reinsurance 2011, Ltd., 13.331%, 12/6/15 (144A)	238,900
	250,000(a)	BB/NR	Residential Reinsurance 2012, Ltd., 8.081%, 6/6/16 (144A)	251,225
	250,000(a)	BB-/NR	Residential Reinsurance 2012, Ltd., 10.081%, 6/6/16 (144A)	253,675
	400,000(a)	NR/NR	Residential Reinsurance 2012, Ltd., 22.081%, 6/6/16 (144A)	397,440
	500,000(a)	NR/NR	Successor X, Ltd., 13.0%, 2/25/14 (144A)	479,150
	250,000(a)	NR/NR	Successor X, Ltd., 16.581%, 1/27/15 (144A)	246,550
				$ 8,427,285
			Total Insurance	$ 35,401,956

			MATERIALS - 20.9%
			Aluminum - 0.0%
	694(g)	B-/B3	Noranda Aluminum Acquisition Corp., 4.73%, 5/15/15	$ 663

			Commodity Chemicals - 2.9%
	3,250,000	NR/WR	Basell Finance Co. BV, 8.1%, 3/15/27 (144A)	$ 3,875,625
	2,600,000	CCC+/NR	Hexion US Finance Corp., 9.0%, 11/15/20	2,242,500
	4,500,000	BBB-/Ba1	Methanex Corp., 8.75%, 8/15/12	4,516,663
				$ 10,634,788
			Construction Materials - 1.5%
	5,690,000	CC/Caa3	AGY Holding Corp., 11.0%, 11/15/14	$ 2,532,050
	3,000,000	B-/Caa2	Texas Industries, Inc., 9.25%, 8/15/20	3,000,000
				$ 5,532,050
			Diversified Chemicals - 1.5%
	2,625,000	CCC+/Caa1	Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)	$ 2,408,437
EUR	550,000	CCC+/Caa1	INEOS Group Holdings S.A., 7.875%, 2/15/16 (144A)	603,921
	1,597,000	B/B2	Kinove German Bondco GmbH, 9.625%, 6/15/18 (144A)	1,644,910
EUR	950,000	NR/Caa1	Momentive Performance Materials, Inc., 9.5%, 1/15/21	841,724
				$ 5,498,992
			Diversified Metals & Mining - 3.3%
	2,180,000(f)	NR/WR	Aleris International, Inc., 10.0%, 12/15/16	$ 218
	2,000,000	B/B3	Global Brass and Copper, Inc., 9.5%, 6/1/19 (144A)	2,005,000
	3,000,000	CCC+/Caa1	Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)	1,860,000

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			Diversified Metals & Mining (continued)
	2,775,000	CCC+/Caa1	Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)	1,900,875
	1,200,000	NR/B2	Molycorp, Inc., 10.0%, 6/1/20 (144A)	1,188,000
	900,000	B+/B1	Mongolian Mining Corp., 8.875%, 3/29/17 (144A)	907,541
	4,070,000	BBB/Baa2	Teck Resources, Ltd., 10.25%, 5/15/16	4,543,138
				$ 12,404,772
			Forest Products - 0.8%
	4,000,000	B-/B3	Millar Western Forest Products, Ltd., 8.5%, 4/1/21	$ 3,060,000

			Metal & Glass Containers - 2.4%
	1,677,876(g)	B-/Caa1	Ardagh Finance SA, 11.125%, 6/1/18 (144A)	$ 1,560,425
EUR	2,250,000	B-/B3	Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)	2,762,499
	1,450,000	CCC+/B3	BWAY Holdings Co., 10.0%, 6/15/18	1,595,000
	2,817,201(g)	CCC+/Caa1	BWAY Parent Co., Inc., 10.125%, 11/1/15	2,859,459
				$ 8,777,383
			Paper Packaging - 2.6%
	2,000,000	CCC/Caa1	Berry Plastics Corp., 9.5%, 5/15/18	$ 2,130,000
	2,657,034(d)	NR/NR	Bio Pappal SAB de CV, 7.0%, 8/27/16	2,072,487
	2,220,000	CCC+/Caa2	Exopack Holdings Corp., 10.0%, 6/1/18	2,225,550
	2,500,000	B-/Caa1	Pretium Packaging LLC / Pretium Finance, Inc., 11.5%, 4/1/16	2,525,000
	500,000	BB/B1	Sealed Air Corp., 8.125%, 9/15/19 (144A)	557,500
				$ 9,510,537
			Paper Products - 1.5%
	2,000,000	B+ /B1	Appleton Papers, Inc., 10.5%, 6/15/15 (144A)	$ 2,140,000
	600,000	CCC+ /B3	Appleton Papers, Inc., 11.25%, 12/15/15	640,500
	405,000	BB/Ba3	Clearwater Paper Corp., 10.625%, 6/15/16	449,550
	776,000	B+/B3	Mercer International, Inc., 9.5%, 12/1/17	805,100
	1,469,000	BB-/B1	Resolute Forest Products, 10.25%, 10/15/18	1,630,590
				$ 5,665,740
			Steel - 4.4%
	2,450,000	B+/B3	AM Castle & Co., 12.75%, 12/15/16 (144A)	$ 2,621,500
	1,200,000	BB-/B2	APERAM, 7.375%, 4/1/16 (144A)	1,032,000
	1,960,000	B/Caa1	Atkore International, Inc., 9.875%, 1/1/18	1,901,200
	2,400,000	BBB-/Ba1	CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)	2,634,000
	4,660,000	CCC- /Caa2	Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)	3,949,350
	2,915,000	B/B2	Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)	3,009,737
	1,250,000	B/B3	Severstal Columbus LLC, 10.25%, 2/15/18	1,251,563
				$ 16,399,350
			Total Materials	$ 77,484,275

	Principal Amount USD ($)	S&P/Moody's Rating		Value

			MEDIA - 7.9%
			Advertising - 1.6%
	2,900,000	NR/B3	Good Sam Enterprises LLC, 11.5%, 12/1/16	$ 3,019,625
	2,690,000	B+/B3	MDC Partners, Inc., 11.0%, 11/1/16	2,864,850
				$ 5,884,475
			Broadcasting - 3.7%
	4,638,075(g)	CCC+/Caa3	Intelsat Bermuda, Ltd., 11.5%, 2/4/17	$ 4,788,812
	375,000(g)	CCC+/Caa3	Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A)	387,188
EUR	1,200,000	B+/B1	Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)	1,321,443
	800,000	B-/B3	Telesat Canada, 12.5%, 11/1/17	892,000
	3,805,000	B/B3	Townsquare Radio LLC / Townsquare Radio, Inc., 9.0%, 4/1/19 (144A)	3,976,225
	2,380,000	CCC+/Caa1	Truven Health Analytics, Inc., 10.625%, 6/1/20 (144A)	2,475,200
				$ 13,840,868
			Cable - 0.8%
	1,096,054	B/B2	CCH II LLC / CCH II Capital Corp., 13.5%, 11/30/16	$ 1,222,100
	1,500,000	B-/Caa1	Ono Finance II PLC, 10.875%, 7/15/19 (144A)	1,162,500
EUR	350,000	B-/Caa1	Ono Finance II PLC, 11.125%, 7/15/19 (144A)	345,550
				$ 2,730,150
			Movies & Entertainment - 0.9%
	2,765,000	CCC+ /Caa1	AMC Entertainment, Inc., 9.75%, 12/1/20	$ 2,986,200
	600,000	CCC+/B3	Production Resource Group, Inc., 8.875%, 5/1/19	453,000
				$ 3,439,200
			Publishing - 0.9%
	1,400,000	CCC/Caa2	Cengage Learning Acquisitions, Inc., 10.5%, 1/15/15 (144A)	$ 1,064,000
	400,000	B-/Caa1	Interactive Data Corp., 10.25%, 8/1/18	445,000
	2,200,000(h)	B/B3	MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)	1,831,500
				$ 3,340,500
			Total Media	$ 29,235,193

			PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.5%
			Biotechnology - 1.4%
	1,400,000	B/Caa1	ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)	$ 1,407,000
	4,104,000	B+ /Caa2	Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	3,652,560
				$ 5,059,560
			Life Sciences Tools & Services - 0.9%
	3,432,664	B/Caa1	Catalent Pharma Solutions, Inc., 9.5%, 4/15/15	$ 3,514,190

			Pharmaceuticals - 0.2%
	2,020,000	NR/NR	KV Pharmaceutical Co., 12.0%, 3/15/15	$ 626,200

			Total Pharmaceuticals, Biotechnology & Life Sciences	$ 9,199,950

			REAL ESTATE - 1.7%
			Diversified REIT's - 0.4%
	1,500,000	B+/Ba3	CNL Lifestyle Properties, Inc., 7.25%, 4/15/19	$ 1,380,000

	Principal Amount USD ($)	S&P/Moody's Rating		Value

Real Estate Operating Companies - 1.3%
	5,000,000	B-/B3	Forest City Enterprises, Inc., 7.625%, 6/1/15	$ 4,962,500

			Total Real Estate	$ 6,342,500

RETAILING - 2.0%
Distributors - 0.8%
	2,862,000	B+/B2	Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)	$ 2,869,155

Internet Retail - 1.2%
	4,340,000	B/B3	Ticketmaster Entertainment, LLC/Ticketmaster Note Co., Inc, 10.75%, 8/1/16	$ 4,600,400

			Total Retailing	$ 7,469,555

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
Semiconductor Equipment - 0.4%
	1,895,000	B+/Caa1	MEMC Electronic Materials, Inc., 7.75%, 4/1/19	$ 1,497,050

Semiconductors - 0.0%
CNH	1,000,000	NR/NR	LDK Solar Co., Ltd., 10.0%, 2/28/14	$ 55,440

			Total Semiconductors & Semiconductor Equipment	$ 1,552,490

SOFTWARE & SERVICES - 2.8%
Application Software - 0.7%
	2,960,000	B/Caa1	Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)	$ 2,427,200

Data Processing & Outsourced Services - 1.1%
	1,783,000	B-/Caa1	First Data Corp., 8.25%, 1/15/21 (144A)	$ 1,783,000
	399,000	B-/Caa1	First Data Corp., 9.875%, 9/24/15	403,987
	1,783,000	B-/Caa1	First Data Corp., 12.625%, 1/15/21	1,785,229
$ 3,972,216
Systems Software - 1.0%
	4,560,951(g)(h)	NR/NR	Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A)	$ 3,876,809

			Total Software & Services	$ 10,276,225

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
Computer Storage & Peripherals - 0.2%
	580,000	BBB/Baa3	Seagate Technology International, Inc., 10.0%, 5/1/14 (144A)	$ 643,800

			Total Technology Hardware & Equipment	$ 643,800

TELECOMMUNICATION SERVICES - 1.6%
Alternative Carriers - 0.5%
	1,000,000	BB-/WR	PAETEC Holding Corp., 8.875%, 6/30/17	$ 1,077,500
	600,000	NR/WR	PAETEC Holding Corp., 9.875%, 12/1/18	670,500
$ 1,748,000
Integrated Telecommunication Services - 0.9%
	3,539,000	CCC+/B3	Cincinnati Bell, Inc., 8.75%, 3/15/18	$ 3,406,288

Principal Amount USD ($)	S&P/Moody's Rating		Value

		Wireless Telecommunication Services - 0.2%
725,000	BB/Ba3	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 9.125%, 4/30/18 (144A)	$ 770,312

		Total Telecommunication Services	$ 5,924,600

		TRANSPORTATION - 2.8%
		Air Freight & Logistics - 1.7%
4,601,000	B-/Caa1	CEVA Group Plc, 11.5%, 4/1/18 (144A)	$ 4,209,915
720,000	B-/B3	CEVA Group Plc, 11.625%, 10/1/16 (144A)	750,600
1,430,000	B/B3	Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)	1,422,850
			$ 6,383,365
		Airlines - 0.4%
779,000	BB-/Ba2	Delta Air Lines, Inc., 9.5%, 9/15/14 (144A)	$ 822,819
500,000	B/NR	Gol Finance, 9.25%, 7/20/20 (144A)	431,500
			$ 1,254,319
		Marine - 0.1%
295,000	B+/B3	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 9.25%, 4/15/19	$ 271,400

		Railroads - 0.2%
1,001,126(g)	CCC/Caa3	Florida East Coast Holdings Corp., 10.5%, 8/1/17	$ 850,957

		Trucking - 0.4%
1,375,000	B+/Caa1	Swift Services Holdings, Inc., 10.0%, 11/15/18	$ 1,491,875

		Total Transportation	$ 10,251,916

		UTILITIES - 2.6%
		Electric Utilities - 0.9%
310,000	NR/B3	Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)	$ 110,050
885,000(d)	B-/Caa3	Energy Future Holdings Corp., 10.0%, 1/15/20	944,737
1,000,000	BB+/Ba1	PNM Resources, Inc., 9.25%, 5/15/15	1,141,250
2,105,000	CC/Caa3	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 15.0%, 4/1/21	715,700
350,000	CCC/B2	Texas Competitive Electric Holdings LLC, 11.5%, 10/1/20 (144A)	238,875
			$ 3,150,612
		Independent Power Producers & Energy Traders - 0.9%
1,800,000	BB-/Ba3	Intergen NV, 9.0%, 6/30/17 (144A)	$ 1,764,000
1,500,000	NR/B2	Star Energy Geothermal (Wayang Windu), Ltd., 11.5%, 2/12/15 (144A)	1,623,750
			$ 3,387,750
		Multi-Utilities - 0.8%
3,305,095	NR/NR	Ormat Funding Corp., 8.25%, 12/30/20	$ 3,040,688

		Total Utilities	$ 9,579,050

		TOTAL CORPORATE BONDS & NOTES
		(Cost $411,447,102)	$ 408,280,442

Principal Amount USD ($)	S&P/Moody's Rating		Value

CONVERTIBLE BONDS & NOTES - 6.1% of Net Assets

DIVERSIFIED FINANCIALS - 0.1%
Asset Management & Custody Banks - 0.1%
400,000	BBB/NR	Apollo Investment Corp., 5.75%, 1/15/16	$ 393,000

		Total Diversified Financials	$ 393,000

ENERGY - 1.3%
Coal & Consumable Fuels - 0.4%
1,905,000	BB-/NR	Massey Energy Co., 3.25%, 8/1/15	$ 1,643,062

Oil & Gas Drilling - 0.6%
2,265,000(d)	NR/NR	Hercules Offshore, Inc., 3.375%, 6/1/38	$ 2,242,350

Oil & Gas Exploration & Production - 0.3%
1,340,000	BB-/Ba3	Chesapeake Energy Corp., 2.5%, 5/15/37	$ 1,147,375

		Total Energy	$ 5,032,787

HEALTH CARE EQUIPMENT & SERVICES - 1.7%
Health Care Equipment & Services - 0.8%
2,837,000(d)	B+/NR	Hologic, Inc., 2.0%, 12/15/37	$ 2,985,943

Health Care Facilities - 0.8%
1,985,000	B/B2	LifePoint Hospitals, Inc., 3.25%, 8/15/25	$ 1,997,406
780,000	B/NR	LifePoint Hospitals, Inc., 3.5%, 5/15/14	833,625
$ 2,831,031
Health Care Services - 0.1%
361,000	B+/B2	Omnicare, Inc., 3.25%, 12/15/35	$ 343,401

		Total Health Care Equipment & Services	$ 6,160,375

MATERIALS - 0.9%
Diversified Chemicals - 0.9%
4,000,000(j)	B+/NR	Hercules, Inc., 6.5%, 6/30/29	$ 3,280,000

		Total Materials	$ 3,280,000

MEDIA - 0.5%
Movies & Entertainment - 0.5%
1,832,000	B-/NR	Live Nation Entertainment, Inc., 2.875%, 7/15/27	$ 1,744,980

		Total Media	$ 1,744,980

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
Semiconductors - 0.5%
500,000	NR/NR	JA Solar Holdings Co., Ltd., 4.5%, 5/15/13	$ 457,500
750,000	NR/NR	Renesola, Ltd., 4.125%, 3/15/18 (144A)	361,875
1,569,000	NR/NR	Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13	1,062,997
		Total Semiconductors & Semiconductor Equipment	$ 1,882,372

Principal Amount USD ($)	S&P/Moody's Rating		Value

TELECOMMUNICATION SERVICES - 1.1%
Alternative Carriers - 1.1%
3,025,000	B/B2	Time Warner Telecom, Inc., 2.375%, 4/1/26	$ 4,242,563

		Total Telecommunication Services	$ 4,242,563

TOTAL CONVERTIBLE BONDS & NOTES
		(Cost $16,887,537)	$ 22,736,077
SOVEREIGN DEBT OBLIGATIONS - 0.9% of Net Assets
Argentina - 0.3%
1,200,000	B/B2	City of Buenos Aires, 12.5%, 4/6/15 (144A)	$ 1,014,000

Russia - 0.6%
1,867,600(d)	BBB/Baa1	Russian Government International Bond, 7.5%, 3/31/30	$ 2,242,222

TOTAL SOVEREIGN DEBT OBLIGATIONS
		(Cost $2,516,103)	$ 3,256,222

TAX EXEMPT OBLIGATIONS - 4.6% of Net Assets
Indiana - 0.4%
1,650,000	NR/Baa3	East Chicago Indiana Exempt Facilities Revenue, 7.0%, 1/1/14	$ 1,655,990

New Jersey - 1.2%
4,525,000	B/B3	New Jersey Economic Development Authority Revenue, 7.0%, 11/15/30	$ 4,542,104

New York - 1.0%
3,475,000	BB-/B2	New York City Industrial Development Agency, 7.625%, 12/1/32	$ 3,585,088

North Carolina - 2.0%
6,300,000	NR/NR	Charlotte Special Facilities Refunding Revenue, 5.6%, 7/1/27	$ 5,560,695
1,670,000	NR/NR	Charlotte Special Facilities Refunding Revenue, 7.75%, 2/1/28	1,672,639
$ 7,233,334
TOTAL TAX EXEMPT OBLIGATIONS
		(Cost $12,879,918)	$ 17,016,516

MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.5% of Net Assets
3,300,000(b)(h)	NR/NR	Non-Profit Preferred Funding Trust I, 6.75%, 9/15/37 (144A)	$ 2,091,705

TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
		(Cost $3,293,451)	$ 2,091,705

Shares			Value

COMMON STOCKS - 3.2% of Net Assets

AUTOMOBILES & COMPONENTS - 0.3%
Auto Parts & Equipment - 0.3%
29,909		Lear Corp.	$ 1,128,466

		Total Automobiles & Components	$ 1,128,466

CAPITAL GOODS - 0.1%
Building Products - 0.1%
894(c)(h)(l)		Panolam Holdings Co.	$ 438,060

		Total Capital Goods	$ 438,060

	Shares		Value

ENERGY - 0.5%
Oil & Gas Drilling - 0.1%
	13,045(l)	Rowan Cos PLC, Class A	$ 421,745

Oil & Gas Equipment & Services - 0.0%
NOK	45,178(f)(l)	Sevan Marine ASA	$ 87,237

Oil & Gas Exploration & Production - 0.4%
NOK	3,117,858(l)	Norse Energy Corp. ASA	$ 1,230,265

		Total Energy	$ 1,739,247

MATERIALS - 1.4%
Commodity Chemicals - 0.2%
	26,430	Georgia Gulf Corp.	$ 678,458

Diversified Chemicals - 1.0%
	94,230	Lyondell Basell Industries NV, Class A	$ 3,794,642

Diversified Metals & Mining - 0.2%
	1,391,615(c)(h)(l)	Blaze Recycling and Metals LLC Class A Units	$ 626,227
	3,402	Freeport-McMoRan Copper & Gold, Inc. (Class B)	115,906
$ 742,133
		Total Materials	$ 5,215,233

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
Pharmaceuticals - 0.2%
	17,818	Teva Pharmaceutical Industries, Ltd. (A.D.R.)	$ 702,742

		Total Pharmaceuticals, Biotechnology & Life Sciences	$ 702,742

SOFTWARE & SERVICES - 0.0%
Systems Software - 0.0%
	10,942(h)(l)	Perseus Holding Corp.	$ 27,355

		Total Software & Services	$ 27,355

TRANSPORTATION - 0.7%
Airlines - 0.3%
	97,564(l)	Delta Air Lines, Inc.	$ 1,068,326

Marine - 0.4%
	877,784(l)	Horizon Lines, Inc., Class A	$ 1,650,234

		Total Transportation	$ 2,718,560

TOTAL COMMON STOCKS
		(Cost $11,310,406)	$ 11,969,663

CONVERTIBLE PREFERRED STOCK - 0.5% of Net Assets

DIVERSIFIED FINANCIALS - 0.5%
Other Diversified Financial Services - 0.5%
	1,880(e)	Bank of America Corp., 7.25	$ 1,833,000

		Total Diversified Financials	$ 1,833,000

TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $1,383,242)	$ 1,833,000

PREFERRED STOCKS - 0.9% of Net Assets

CONSUMER SERVICES - 0.0%
Systems Software - 0.0%
	5,745(h)(l)	Perseus Holding Corp., 14.0	$ 100,538

		Total Consumer Services	$ 100,538

	Shares		Value

		DIVERSIFIED FINANCIALS - 0.9%
		Other Diversified Financial Services - 0.9%
	132,750(b)	GMAC Capital Trust I, 8.125	$ 3,192,637

		Total Diversified Financials	$ 3,192,637

		TOTAL PREFERRED STOCKS
		(Cost $3,322,424)	$ 3,293,175

		RIGHTS/WARRANTS - 0.0% of Net Assets

		ENERGY - 0.0%+
		Oil & Gas Equipment & Services - 0.0%+
	650(h)(l)	Green Field Energy Services, Expires 11/15/21	$ 13,650

		Oil & Gas Exploration & Production - 0.0%+
NOK	131,055(l)	Norse Energy Corp. ASA, Expires 6/16/15	$ 33,008

		Total Energy	$ 46,658

		TOTAL RIGHTS/WARRANTS
		(Cost $23,773)	$ 46,658

	Principal Amount		Value

		TEMPORARY CASH INVESTMENTS - 4.1% - of Net Assets
		REPURCHASE AGREEMENT: 3.3%
	12,150,000
Deutschebank AG, .2%, dated 7/2/12, repurchase price of $12,150,000 plus accrued interest on 7/2/12 collateralized by the following: $371,394 U.S. Treasury Bond, 2.0 - 3.375%, 11/15/26-4/15/32, and  $12,021,606 U.S. Treasury Strip, 0.0 - 2.625%, 8/5/12-2/15/42 .
			$ 12,150,000
		TIME DEPOSITS: 0.8%
EUR	414	BBH Grand Cayman, .04%, 7/2/12	$ 525
GBP	925	BBH Grand Cayman, .07%, 7/2/12	1,451
NOK	7,300,737	JPMorgan Chase London, 0.411%, 7/2/12	1,228,377
	1,850,757	HSBC Bank Grand Cayman, .03%, 7/2/12	1,850,757
			$ 15,231,110
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $15,231,110)	15,231,110
		TOTAL INVESTMENTS IN SECURITIES - 139.3%
		(Cost - $509,848,104) (m)(n)	516,696,513
		OTHER ASSETS AND LIABILITIES -1.4%	$ 5,221,302
		PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING DIVIDENDS PAYABLE - (40.7)%	$ (151,008,438)
		NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -100.0%	$ 370,909,377

NR	Security not rated by S&P or Moody's.
WR	Rating Withdrawn.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2012, the value of these securities amounted to $188,306,226, or 50.8% of total net assets applicable to common shareowners.

*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (III) the certificate of deposit or (iV) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at June 30, 2012.

(a)	Floating Rate Note. The rate shown is the coupon rate at June 30, 2012.
(b)	The interest rate is subject to change periodically. The interest is shown is the rate at June 30, 2012.
(c)	Security is fair valued.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2012.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is in default and is non income producing.
(g)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(h)
Indicates a security that has been deemed as illiquid.  The aggregate cost of illiquid securities is $13,689,212.  The aggregate fair value of $9,115,844 represents 2.5% of total net assets applicable to common shareholders.

(i)	The company is scheduled for approval of a reorganization plan.
(j)	Security is priced as a unit.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(l)	Non-income Producing.

(m)	At June 30, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $509,848,104 was as follows:

	Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost	$ 40,201,002
	Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value	(33,352,593)

	Net unrealized gain	$ 6,848,409

For financial reporting purposes net unrealized gain on investments was $ 6,848,409 and cost of investments aggregated $509,848,104.

(n)	Distributions of Investments by country of issue, as a percentage of total investments in securities, is as follows:

	United States	76.8%
	Canada	4.5
	Cayman Islands	4.0
	Luxembourg	2.8
	Netherlands	2.3
	United Kingdom	2.0
	Ireland	1.4
	Other (individually less than 1%)	6.2
		100.0%

Glossary of Terms:
(A.D.R.)	American Depositary Receipt

Principal amounts are denominated in U.S. dollars unless otherwise noted.

EUR	-	Euro
GBP	-	Great British Pound
NOK	-	Norwegian Krone

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.)
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as level 3.

	Level 1	Level 2	Level 3	Total
Investments in Securities - Assets

ASSET BACKED SECURITIES	$–	$4,366,991	$–	$4,366,991

COLLATERALIZED MORTGAGE OBLIGATIONS	–	1,738,444	–	1,738,444

SENIOR SECURED FLOATING RATE LOAN INTERESTS	–	24,836,510	–	24,836,510

TAX EXEMPT OBLIGATIONS	–	17,016,516	–	17,016,516

CORPORATE BONDS & NOTES

Auto Parts & Equipment	–	9,201,603	–	9,201,603
All Other	–	399,078,839	–	399,078,839

CONVERTIBLE BONDS & NOTES	–	22,736,077	–	22,736,077

MUNICIPAL COLLATERALIZED DEBT OBLIGATION	–	2,091,705	–	2,091,705

SOVEREIGN DEBT OBLIGATIONS	–	3,256,222	–	3,256,222

COMMON STOCKS

Diversified Metals & Mining	115,906	–	626,227	742,133
Building Products	–	–	438,060	438,060
Systems Software	–	27,355	–	27,355
All Other	10,762,115	–	–	10,878,021

CONVERTIBLE PREFERRED STOCK:	1,833,000	–	–	1,833,000

PREFERRED STOCKS

Systems Software	–	100,538	–	100,538
All Other	3,192,637	–	–	3,192,637

RIGHTS/WARRANTS:	46,658	–	–	46,658

TEMPORARY CASH INVESTMENTS
TIME DEPOSITS	–	3,081,110	–	3,081,110
REPURCHASE AGREEMENT	–	12,150,000	–	12,150,000
Total Investments in Securities - Assets	$15,950,316	$499,681,910	$1,064,287	$516,696,513
Other Financial Instruments	–	(66,583)	–	(66,583)

* Other Financial Instruments include foreign exchange contracts and unrealized depreciation on unfunded loan commitments

The following is a reconciliation of assets valued using significant unobservable inputs (level 3):
	Balance as of 3/31/12	Realized gain (loss)(1)	Change in Unrealized appreciation (depreciation)(1)	Purchases	Sales	Accrued discounts/ premiums	Transfers in to Level 3*	Transfers out of Level 3*	Balance as of 6/30/12
Investments in Securities - Assets

CORPORATE BONDS & NOTES
Environmental & Facilities Services	$133,492	$(1,220,357)	$1,141,508	$–	$(54,643)	$–	$–	$–	$–

COMMON STOCKS
Building Products	438,060	–	–	–	–	–	–	–	438,060
Diversified Metals & Mining	920,214	–	(333,987)	–	–	–	–	–	626,227

Total Investment in Securities - Assets	$1,531,766	$(1,220,357)	$807,521	$–	$(56,643)	$-	$–	$-	$1,064,287

* Transfers are calculated on the beginning of period value
Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at 06/30/12: $(807,521)

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Income Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date August 29, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date August 29, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date August 29, 2012 * Print the name and title of each signing officer under his or her signature.